TRADE PAYABLES AND ACCRUED LIABILITIES AND OTHER LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
TRADE PAYABLES AND ACCRUED LIABILITIES AND OTHER LIABILITIES
Trade payables	$ 17,137	$ 27,478
Accrued liabilities	20,722	14,758
Taxes payable	3,250	3,306
Lease liabilities	5,381	5,296
Other payables	2,246	2,383
Total trade and other current payables	48,736	53,221
Lease liabilities	2,776	5,925
Accrued liabilities	191	192
Total trade and other non-current payables	$ 2,967	$ 6,117